Financial instruments by category	12 Months Ended
Jun. 30, 2025
Financial Instruments By Category
Financial instruments by category

26.	Financial instruments by category

At the reporting date, the aggregate carrying amounts of financial assets, at FVPL, financial assets measured at amortized cost and financial liabilities at amortized cost were as follows:

	June 30, 2025	June 30, 2025	June 30, 2024
	US$	S$	S$

Financial assets measured at amortized cost
Trade and other receivables	7,016,520	8,924,312	1,763,412
Cash and cash equivalents	2,393,636	3,044,466	1,951,053
Amount due from related parties	-	-	10,557,240
Total financial assets measured at amortized cost	9,410,156	11,968,778	14,271,705

Financial liabilities measured at amortized cost
Trade and other payables	4,949,404	6,295,147	2,184,619
Amount due to related parties	1,140,266	1,450,305	1,311,390
Amount due to a former director	-	-	111,459
Borrowings	48,251	61,371	4,261,290
Total financial liabilities measured at amortized cost	6,137,921	7,806,823	7,868,758